Rehabilitation and Closure Cost Provision	12 Months Ended
Apr. 30, 2020
Rehabilitation And Closure Cost Provision [Abstract]
Rehabilitation and Closure Cost Provision
12.	Rehabilitation and Closure Cost Provision

The Company’s asset retirement obligations consist of reclamation and closure costs for the mine. At April 30, 2020, the present value of obligations is estimated at $1,014 (April 30, 2019 - $1,254) based on expected undiscounted cash-flows at the end of the mine life of MXN$17,740 or $1,028 (April 30, 2019 - $1,278), which is calculated annually over 5 to 10 years. Such liability was determined using a discount rate of 8% (April 30, 2019 – 8%) and an inflation rate of 3.5% (April 30, 2019 – 3.5%).

Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, closing portals to underground mining areas and other costs.

Changes to the reclamation and closure cost balance during the year are as follows:

	April 30, 2020	April 30, 2019
Balance, beginning of period	$1,254	$1,162
Accretion expense	72	90
Foreign exchange fluctuation	(312)	2
	$1,014	$1,254